Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,463	$ 1,290	$ 4,557	$ 3,240
Dividend income	614	417	1,508	1,177
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	123	122	366	360
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1	$ 0	$ 3	$ 3